CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
REVENUE	$ 2,661,966	$ 2,706,399
COST OF SALES	948,154	956,295
GROSS PROFIT	1,713,812	1,750,104
OPERATING EXPENSES
Depreciation expense	3,365	4,635
Share based compensation	300,225	0
Selling, general and administrative	1,191,230	987,921
Total operating expenses	1,494,820	992,556
INCOME FROM CONTINUING OPERATIONS	218,992	757,548
OTHER INCOME (EXPENSE)
Other income	0	205
Gain on debt refinance and forgiveness	0	390
Penalties and fees	(1,000)	(17,000)
Interest expense	(376,269)	(693,661)
Amortization of debt discounts	(13,515)	(17,983)
Total other expenses	(390,784)	(728,049)
NET (LOSS) INCOME BEFORE DISCONTINUED OPERATIONS	(171,792)	29,499
LOSS FROM DISCONTINUED OPERATIONS	(111,312)	(45,490)
NET LOSS FOR THE PERIOD	(283,104)	(15,991)
PREFERRED STOCK DIVIDENDS	(151,634)	(344,947)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (434,738)	$ (360,938)
BASIC LOSS PER SHARE
CONTINUING OPERATIONS	$ (0.11)	$ (31.04)
DISCONTINUED OPERATIONS	(0.03)	(3.91)
DILUTED LOSS PER SHARE
CONTINUING OPERATIONS	(0.11)	(31.04)
DISCONTINUED OPERATIONS	$ (0.03)	$ (3.91)
WEIGHTED AVERAGE SHARES OUTSTANDING – BASIC	3,818,218	11,627
WEIGHTED AVERAGE SHARES OUTSTANDING – DILUTED	3,818,218	11,627